Segment Information (Summary of Disaggregated Revenue from Contracts with Customers by Product Line or Geographic Location) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	$ 27,712	$ 20,908
Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	17,734	14,785
Retail [Member] | Crop Nutrients [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	7,290	5,200
Retail [Member] | Crop Protection Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	6,333	5,602
Retail [Member] | Seed [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	2,008	1,790
Retail [Member] | Merchandise [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,033	943
Retail [Member] | Nutrien Financial [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	189	129
Retail [Member] | Services and Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,051	1,241
Retail [Member] | Elimination For Interproduct Activity [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	(170)	(120)
Potash [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	4,407	2,513
Potash [Member] | North America [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	2,009	1,275
Potash [Member] | Offshore [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	2,398	1,238
Nitrogen [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	5,137	3,200
Nitrogen [Member] | Ammonia [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,556	779
Nitrogen [Member] | Urea [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,568	1,040
Nitrogen [Member] | Solutions and nitrates [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,274	816
Nitrogen [Member] | Other nitrogen and purchased products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	739	565
Phosphate [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	2,046	1,443
Phosphate [Member] | Fertilizer [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,250	838
Phosphate [Member] | Industrial and Feed [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	574	454
Phosphate [Member] | Other phosphate and purchased products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	222	151
Corporate and Others Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	0	82
Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	$ (1,612)	$ (1,115)